SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Sales	$ 46,042	$ 52,392
CANADA
Segment Reporting Information [Line Items]
Sales	3,934	3,803
UNITED STATES
Segment Reporting Information [Line Items]
Sales	24,782	32,569
Europe and Middle East
Segment Reporting Information [Line Items]
Sales	10,603	2,085
Asia Pacific
Segment Reporting Information [Line Items]
Sales	$ 6,723	$ 13,935